Geographic Information - Net Sales by Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 251,497	$ 252,411	$ 503,121	$ 498,268
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	203,100	208,200	406,200	415,900
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	11,700	7,900	22,000	15,600
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,600	9,200	21,000	14,800
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,700	3,200	7,500	7,200
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,800	2,500	7,100	4,900
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,900	3,800	6,300	8,000
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	3,000	2,700	5,400	4,500
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	2,100	1,500	3,700	3,300
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 11,600	$ 13,400	$ 23,900	$ 24,000